Investment Objectives and Goals - UBS U.S. Allocation Fund	Dec. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	UBS U.S. Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return, consisting of long-term capital appreciation and current income.